UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
_______________________________

Investment Company Act file number:  811-06071

DWS Institutional Funds
(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY  10154
(Address of principal executive offices)             (Zip code)

Paul Schubert
100 Plaza One
Jersey City, NJ 07311
(Name and address of agent for service)

Registrant's telephone number, including area code:  (201) 593-6408

Date of fiscal year end:  12/31

Date of reporting period: 9/30/2011

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio	as of September 30, 2011 (Unaudited)

DWS U.S. Bond Index Fund
	Principal Amount ($)	Value ($)
Corporate Bonds 20.1%
Consumer Discretionary 1.4%
CBS Corp., 5.75%, 4/15/2020	200,000	220,098
Comcast Cable Communications Holdings, Inc., 8.375%, 3/15/2013	90,000	98,884
Comcast Corp.:
5.7%, 5/15/2018	225,000	260,039
5.85%, 11/15/2015	50,000	56,717
6.4%, 5/15/2038	225,000	259,012
6.45%, 3/15/2037	170,000	195,564
6.95%, 8/15/2037	150,000	179,810
Cox Communications, Inc., 7.125%, 10/1/2012	100,000	105,929
DIRECTV Holdings LLC:
3.55%, 3/15/2015	150,000	156,437
5.875%, 10/1/2019	100,000	112,510
Hasbro, Inc., 6.35%, 3/15/2040	100,000	109,845
Home Depot, Inc., 5.4%, 3/1/2016	300,000	339,445
Johnson Controls, Inc., 5.0%, 3/30/2020	150,000	165,492
Lowe's Companies, Inc., 5.0%, 10/15/2015	125,000	141,003
McDonald's Corp.:
Series I, 5.8%, 10/15/2017	175,000	210,842
Series I, 6.3%, 10/15/2037	75,000	101,249
McGraw-Hill Companies, Inc., 5.9%, 11/15/2017	50,000	54,071
NBCUniversal Media LLC, 3.65%, 4/30/2015	550,000	578,644
News America, Inc.:
6.4%, 12/15/2035	50,000	54,144
6.65%, 11/15/2037	100,000	109,918
6.9%, 3/1/2019	100,000	116,833
6.9%, 8/15/2039	50,000	56,943
Nordstrom, Inc., 6.25%, 1/15/2018	150,000	177,717
Omnicom Group, Inc., 4.45%, 8/15/2020	100,000	100,885
Target Corp.:
5.375%, 5/1/2017	200,000	232,579
7.0%, 1/15/2038	75,000	102,708
TCI Communications, Inc., 7.125%, 2/15/2028	100,000	122,531
Time Warner Cable, Inc.:
5.85%, 5/1/2017	450,000	500,023
6.75%, 6/15/2039	225,000	257,337
8.75%, 2/14/2019	125,000	159,959
Time Warner, Inc.:
4.875%, 3/15/2020	100,000	106,378
5.875%, 11/15/2016	350,000	395,605
6.25%, 3/29/2041	100,000	114,089
6.625%, 5/15/2029	10,000	11,479
6.95%, 1/15/2028	30,000	35,062
7.7%, 5/1/2032	25,000	31,723
VF Corp., 6.45%, 11/1/2037	20,000	25,766
Viacom, Inc., 6.875%, 4/30/2036	100,000	119,164
Walt Disney Co.:
Series B, 5.875%, 12/15/2017	50,000	60,110
6.2%, 6/20/2014	75,000	84,893
Whirlpool Corp., 5.5%, 3/1/2013	100,000	104,535
Yum! Brands, Inc., 6.25%, 4/15/2016	50,000	58,545

		6,484,517
Consumer Staples 1.7%
Altria Group, Inc.:
9.25%, 8/6/2019	125,000	163,850
9.7%, 11/10/2018	100,000	132,519
10.2%, 2/6/2039	200,000	289,887
Anheuser-Busch Companies, Inc.:
4.95%, 1/15/2014	100,000	108,626
5.5%, 1/15/2018	25,000	29,335
5.95%, 1/15/2033	50,000	61,823
Anheuser-Busch InBev Worldwide, Inc.:
4.125%, 1/15/2015	200,000	216,741
5.375%, 1/15/2020	300,000	349,526
Bottling Group LLC:
5.0%, 11/15/2013	50,000	54,205
5.5%, 4/1/2016	50,000	58,183
Coca-Cola Refreshments USA, Inc., 7.375%, 3/3/2014	100,000	114,223
ConAgra Foods, Inc.:
7.0%, 4/15/2019	50,000	60,215
7.125%, 10/1/2026	100,000	115,574
Costco Wholesale Corp., 5.5%, 3/15/2017	125,000	147,829
CVS Caremark Corp.:
5.75%, 6/1/2017	300,000	344,323
6.25%, 6/1/2027	100,000	121,788
Estee Lauder Companies, Inc., 6.0%, 5/15/2037	20,000	25,429
Fortune Brands, Inc., 5.375%, 1/15/2016	18,000	19,856
General Mills, Inc.:
5.2%, 3/17/2015	225,000	252,258
5.7%, 2/15/2017	50,000	58,587
Kellogg Co.:
4.15%, 11/15/2019	150,000	165,653
5.125%, 12/3/2012	50,000	52,393
Series B, 7.45%, 4/1/2031	50,000	72,330
Kimberly-Clark Corp., 6.625%, 8/1/2037	150,000	205,514
Kraft Foods, Inc.:
6.125%, 2/1/2018	750,000	880,343
6.5%, 8/11/2017	100,000	118,658
Kroger Co.:
3.9%, 10/1/2015	100,000	106,861
5.5%, 2/1/2013	75,000	78,977
8.0%, 9/15/2029	50,000	68,803
Mead Johnson Nutrition Co.:
4.9%, 11/1/2019	50,000	55,936
5.9%, 11/1/2039	25,000	29,562
PepsiCo, Inc.:
3.1%, 1/15/2015	150,000	158,843
4.5%, 1/15/2020	300,000	336,777
4.65%, 2/15/2013	100,000	105,433
5.0%, 6/1/2018	100,000	116,049
Series B, 7.0%, 3/1/2029	25,000	35,397
Philip Morris International, Inc.:
4.875%, 5/16/2013	300,000	318,292
5.65%, 5/16/2018	150,000	177,251
6.375%, 5/16/2038	25,000	32,228
Procter & Gamble Co.:
4.7%, 2/15/2019	200,000	234,575
4.85%, 12/15/2015	150,000	170,845
Reynolds American, Inc., 7.625%, 6/1/2016	75,000	89,790
Safeway, Inc., 5.0%, 8/15/2019	100,000	109,164
Sara Lee Corp., 3.875%, 6/15/2013	100,000	103,780
Sysco Corp., 6.625%, 3/17/2039	50,000	73,087
Wal-Mart Stores, Inc.:
2.875%, 4/1/2015	400,000	422,051
4.25%, 4/15/2013	50,000	52,807
5.0%, 10/25/2040	500,000	571,349
5.25%, 9/1/2035	300,000	344,254
5.875%, 4/5/2027	50,000	61,275
6.2%, 4/15/2038	100,000	128,947
Walgreen Co., 5.25%, 1/15/2019	150,000	177,528

		8,379,529
Energy 1.8%
Alberta Energy Co., Ltd., 7.375%, 11/1/2031	50,000	61,097
Anadarko Petroleum Corp.:
5.95%, 9/15/2016	300,000	328,140
6.2%, 3/15/2040	100,000	104,108
Apache Corp.:
6.0%, 9/15/2013	200,000	218,825
6.0%, 1/15/2037	100,000	124,430
Buckeye Partners LP, 6.05%, 1/15/2018	50,000	57,042
Burlington Resources, Inc., 7.375%, 3/1/2029	50,000	67,072
Canadian Natural Resources Ltd.:
5.45%, 10/1/2012	25,000	26,044
5.7%, 5/15/2017	350,000	399,660
6.25%, 3/15/2038	25,000	29,638
Cenovus Energy, Inc., 4.5%, 9/15/2014	200,000	215,608
Chevron Corp., 4.95%, 3/3/2019	300,000	357,303
Conoco, Inc., 6.95%, 4/15/2029	150,000	199,694
ConocoPhillips:
4.6%, 1/15/2015	200,000	219,095
5.75%, 2/1/2019	100,000	119,564
6.5%, 2/1/2039	200,000	265,210
6.65%, 7/15/2018	200,000	246,280
DCP Midstream LLC, 8.125%, 8/16/2030	25,000	31,779
Devon Energy Corp., 6.3%, 1/15/2019	50,000	60,611
El Paso Natural Gas Co., 5.95%, 4/15/2017	150,000	168,740
EnCana Corp.:
4.75%, 10/15/2013	50,000	53,064
5.9%, 12/1/2017	150,000	170,680
Energy Transfer Partners LP:
6.125%, 2/15/2017	25,000	27,215
6.625%, 10/15/2036	25,000	25,697
9.0%, 4/15/2019	125,000	150,573
Enterprise Products Operating LLC:
5.25%, 1/31/2020	300,000	329,684
Series G, 5.6%, 10/15/2014	50,000	54,725
Series L, 6.3%, 9/15/2017	150,000	174,124
Series D, 6.875%, 3/1/2033	25,000	29,432
EOG Resources, Inc., 5.625%, 6/1/2019	200,000	236,745
Halliburton Co.:
5.9%, 9/15/2018	75,000	89,178
6.7%, 9/15/2038	75,000	99,182
7.45%, 9/15/2039	50,000	71,468
Hess Corp., 7.125%, 3/15/2033	25,000	31,707
Husky Energy, Inc., 5.9%, 6/15/2014	200,000	219,426
Kinder Morgan Energy Partners LP:
6.85%, 2/15/2020	125,000	147,584
6.95%, 1/15/2038	150,000	167,209
7.3%, 8/15/2033	50,000	59,430
7.4%, 3/15/2031	50,000	60,109
Marathon Petroleum Corp., 144A, 6.5%, 3/1/2041	100,000	107,881
Nexen, Inc.:
7.5%, 7/30/2039	150,000	175,678
7.875%, 3/15/2032	50,000	59,957
ONEOK Partners LP:
6.15%, 10/1/2016	75,000	85,208
8.625%, 3/1/2019	25,000	32,202
ONEOK, Inc., 5.2%, 6/15/2015	50,000	54,868
Petro-Canada:
5.95%, 5/15/2035	100,000	108,691
6.8%, 5/15/2038	100,000	120,932
Petroleos Mexicanos, 6.0%, 3/5/2020	300,000	328,200
Plains All American Pipeline LP:
5.75%, 1/15/2020	50,000	54,536
6.5%, 5/1/2018	100,000	115,142
Spectra Energy Capital LLC, 6.2%, 4/15/2018	300,000	338,908
Statoil ASA, 5.25%, 4/15/2019	200,000	235,902
Suncor Energy, Inc., 5.95%, 12/1/2034	50,000	53,952
TransCanada PipeLines Ltd.:
5.85%, 3/15/2036	50,000	59,944
6.2%, 10/15/2037	50,000	61,803
6.35%, 5/15/2067	25,000	24,893
6.5%, 8/15/2018	150,000	183,602
Transocean, Inc.:
6.0%, 3/15/2018	50,000	53,239
6.8%, 3/15/2038	25,000	25,876
Union Pacific Resources Group, Inc., 7.5%, 10/15/2026	60,000	74,994
Valero Energy Corp.:
6.125%, 2/1/2020	200,000	221,927
6.625%, 6/15/2037	35,000	37,603
7.5%, 4/15/2032	25,000	28,904
Weatherford International Ltd.:
5.5%, 2/15/2016	50,000	54,457
6.0%, 3/15/2018	200,000	221,229
Williams Companies, Inc., 8.75%, 3/15/2032	37,000	48,366
Williams Partners LP:
5.25%, 3/15/2020	300,000	322,679
7.25%, 2/1/2017	50,000	57,982

		8,846,727
Financials 8.3%
ACE INA Holdings, Inc.:
5.7%, 2/15/2017	100,000	111,919
6.7%, 5/15/2036	50,000	63,036
Allstate Corp., 5.35%, 6/1/2033	50,000	51,624
Allstate Life Global Funding Trusts, 5.375%, 4/30/2013	200,000	211,962
American Express Co.:
4.875%, 7/15/2013	75,000	78,767
6.15%, 8/28/2017	175,000	200,031
7.0%, 3/19/2018	100,000	118,303
8.125%, 5/20/2019	575,000	725,714
American International Group, Inc.:
4.25%, 5/15/2013	100,000	99,759
5.05%, 10/1/2015	100,000	97,855
Series G, 5.85%, 1/16/2018	50,000	49,535
Ameriprise Financial, Inc., 5.3%, 3/15/2020	150,000	165,800
Apache Finance Canada Corp., 7.75%, 12/15/2029	25,000	35,449
Assurant, Inc., 5.625%, 2/15/2014	25,000	26,185
AvalonBay Communities, Inc., 6.125%, 11/1/2012	16,000	16,711
AXA SA, 8.6%, 12/15/2030	50,000	55,978
Bank of America Corp.:
4.5%, 4/1/2015	350,000	331,710
4.75%, 8/1/2015	100,000	96,213
4.9%, 5/1/2013	100,000	99,172
5.125%, 11/15/2014	200,000	195,928
5.375%, 6/15/2014	130,000	128,889
5.625%, 10/14/2016	100,000	96,099
5.75%, 8/15/2016	100,000	92,555
5.75%, 12/1/2017	425,000	398,590
Series L, 7.625%, 6/1/2019	500,000	525,208
Bank of America NA:
5.3%, 3/15/2017	250,000	225,790
6.0%, 10/15/2036	100,000	91,332
Bank of New York Mellon Corp.:
4.3%, 5/15/2014	100,000	107,896
Series G, 4.95%, 11/1/2012	25,000	26,077
5.45%, 5/15/2019	40,000	46,217
5.5%, 12/1/2017	50,000	56,205
Bank of Nova Scotia, 3.4%, 1/22/2015	400,000	420,944
Bank One Corp., 7.625%, 10/15/2026	50,000	62,716
Barclays Bank PLC:
5.125%, 1/8/2020	150,000	146,994
6.75%, 5/22/2019	150,000	162,053
BB&T Capital Trust II, 6.75%, 6/7/2036	25,000	25,512
BB&T Corp., 5.2%, 12/23/2015	500,000	537,126
Bear Stearns Companies LLC:
5.3%, 10/30/2015	150,000	161,938
5.7%, 11/15/2014	100,000	107,842
7.25%, 2/1/2018	285,000	335,955
Berkshire Hathaway Finance Corp.:
4.625%, 10/15/2013	150,000	159,625
5.75%, 1/15/2040	200,000	224,856
Berkshire Hathaway, Inc., 3.2%, 2/11/2015	200,000	210,274
BHP Billiton Finance (USA) Ltd.:
5.4%, 3/29/2017	150,000	171,928
5.5%, 4/1/2014	50,000	54,922
6.5%, 4/1/2019	50,000	61,441
BlackRock, Inc., 3.5%, 12/10/2014	200,000	212,516
Boston Properties LP, (REIT):
5.875%, 10/15/2019	100,000	109,756
6.25%, 1/15/2013	12,000	12,634
BP Capital Markets PLC, 4.75%, 3/10/2019	350,000	386,640
British Transco Finance, Inc., 6.625%, 6/1/2018	100,000	118,875
Bunge Ltd. Finance Corp., 5.35%, 4/15/2014	50,000	52,767
Capital One Financial Corp., 7.375%, 5/23/2014	250,000	279,247
Caterpillar Financial Services Corp.:
Series F, 4.75%, 2/17/2015	50,000	55,755
5.45%, 4/15/2018	100,000	117,547
6.125%, 2/17/2014	150,000	167,356
Charles Schwab Corp., 4.95%, 6/1/2014	50,000	54,641
China Development Bank Corp., 5.0%, 10/15/2015	50,000	53,869
Chubb Corp.:
6.0%, 5/11/2037	75,000	88,550
Series 1, 6.5%, 5/15/2038	25,000	30,997

Citigroup, Inc.:
5.0%, 9/15/2014	375,000	367,785
5.125%, 5/5/2014	100,000	102,761
5.3%, 1/7/2016	100,000	103,931
5.5%, 4/11/2013	450,000	463,152
5.5%, 2/15/2017	100,000	99,544
5.875%, 2/22/2033	100,000	83,647
6.0%, 8/15/2017	50,000	53,062
6.0%, 10/31/2033	100,000	87,622
6.125%, 11/21/2017	375,000	400,714
6.125%, 5/15/2018	100,000	107,260
6.5%, 8/19/2013	100,000	105,230
6.625%, 6/15/2032	75,000	72,495
8.125%, 7/15/2039	100,000	119,869
8.5%, 5/22/2019	100,000	120,782
CNA Financial Corp., 5.85%, 12/15/2014	100,000	105,649
Corp. Andina de Fomento, 5.2%, 5/21/2013	75,000	78,818
Credit Suisse (USA), Inc.:
4.875%, 1/15/2015	300,000	315,906
5.125%, 8/15/2015	25,000	26,373
5.375%, 3/2/2016	50,000	53,506
7.125%, 7/15/2032	50,000	57,208
Credit Suisse New York:
5.0%, 5/15/2013	200,000	206,706
5.4%, 1/14/2020	400,000	384,284
6.0%, 2/15/2018	100,000	101,478
Daimler Finance North America LLC, 6.5%, 11/15/2013	75,000	82,344
Deutsche Telekom International Finance BV:
5.75%, 3/23/2016	300,000	330,316
5.875%, 8/20/2013	100,000	106,990
Devon Financing Corp., ULC, 7.875%, 9/30/2031	50,000	70,022
Diageo Capital PLC, 5.75%, 10/23/2017	200,000	233,616
Diageo Finance BV, 5.5%, 4/1/2013	50,000	53,368
ERP Operating LP, (REIT), 4.75%, 7/15/2020	200,000	208,328
Export-Import Bank of Korea, 5.875%, 1/14/2015	300,000	318,999
Fifth Third Bancorp.:
4.5%, 6/1/2018	50,000	49,918
5.45%, 1/15/2017	25,000	26,576
8.25%, 3/1/2038	50,000	59,815
FleetBoston Financial Corp., 6.875%, 1/15/2028	45,000	44,668
General Electric Capital Corp.:
2.95%, 5/9/2016	100,000	100,221
Series A, 3.75%, 11/14/2014	300,000	313,174
Series A, 4.875%, 3/4/2015	475,000	507,218
Series A, 5.0%, 1/8/2016	150,000	161,915
5.45%, 1/15/2013	450,000	472,613
5.5%, 1/8/2020	200,000	218,147
Series A, 5.625%, 5/1/2018	500,000	546,594
5.875%, 1/14/2038	150,000	153,745
Series A, 6.15%, 8/7/2037	125,000	133,606
Series A, 6.75%, 3/15/2032	100,000	114,157
Genworth Financial, Inc., 5.75%, 6/15/2014	25,000	24,647
GlaxoSmithKline Capital, Inc.:
4.85%, 5/15/2013	100,000	106,680
5.65%, 5/15/2018	125,000	151,157
6.375%, 5/15/2038	125,000	167,571
H.J. Heinz Finance Co., 6.75%, 3/15/2032	50,000	64,933

Hartford Financial Services Group, Inc.:
4.625%, 7/15/2013	50,000	50,826
5.95%, 10/15/2036	25,000	21,920
HCP, Inc., (REIT), 6.0%, 1/30/2017	250,000	263,222
HSBC Bank USA NA:
4.625%, 4/1/2014	50,000	51,200
7.0%, 1/15/2039	50,000	54,874
HSBC Finance Corp.:
4.75%, 7/15/2013	50,000	51,692
5.0%, 6/30/2015	50,000	51,545
5.5%, 1/19/2016	100,000	104,377
6.375%, 11/27/2012	50,000	51,823
HSBC Holdings PLC:
5.1%, 4/5/2021	1,000,000	1,029,750
5.25%, 12/12/2012	107,000	110,345
6.5%, 5/2/2036	200,000	200,720
Inter-American Development Bank:
1.625%, 7/15/2013	500,000	510,389
3.875%, 9/17/2019	500,000	572,759
International Finance Corp., 3.0%, 4/22/2014	300,000	314,637
Jefferies Group, Inc., 8.5%, 7/15/2019	100,000	111,218
John Deere Capital Corp.:
2.95%, 3/9/2015	150,000	157,713
4.9%, 9/9/2013	100,000	107,439
JPMorgan Chase & Co.:
3.7%, 1/20/2015	300,000	307,397
4.625%, 5/10/2021	500,000	511,148
4.75%, 5/1/2013	100,000	105,136
5.125%, 9/15/2014	350,000	368,601
6.0%, 1/15/2018	350,000	389,771
6.125%, 6/27/2017	50,000	54,670
6.3%, 4/23/2019	100,000	113,133
JPMorgan Chase Bank NA, 5.875%, 6/13/2016	250,000	264,389
KeyBank NA:
5.45%, 3/3/2016	25,000	26,873
5.8%, 7/1/2014	350,000	377,308
Lincoln National Corp., 8.75%, 7/1/2019	400,000	474,108
Marsh & McLennan Companies, Inc., 5.75%, 9/15/2015	9,000	10,025
Mellon Funding Corp., 5.0%, 12/1/2014	50,000	53,677
Merrill Lynch & Co., Inc.:
5.0%, 2/3/2014	25,000	24,500
Series C, 5.0%, 1/15/2015	125,000	120,906
Series C, 5.45%, 2/5/2013	100,000	99,103
6.05%, 5/16/2016	50,000	44,997
6.22%, 9/15/2026	50,000	42,286
Series C, 6.4%, 8/28/2017	50,000	48,477
6.5%, 7/15/2018	50,000	46,279
MetLife, Inc.:
5.0%, 6/15/2015	175,000	191,716
6.4%, 12/15/2036	25,000	22,160
6.75%, 6/1/2016	300,000	345,037
Morgan Stanley:
4.2%, 11/20/2014	100,000	97,797
4.75%, 4/1/2014	500,000	475,159
5.3%, 3/1/2013	100,000	100,835
5.45%, 1/9/2017	100,000	96,458
Series F, 5.625%, 9/23/2019	300,000	281,421
Series F, 6.0%, 4/28/2015	450,000	447,874
7.3%, 5/13/2019	125,000	128,816
National City Corp., 4.9%, 1/15/2015	100,000	108,497
National Rural Utilities Cooperative Finance Corp., Series C, 8.0%, 3/1/2032	100,000	140,024
NiSource Finance Corp.:
5.25%, 9/15/2017	75,000	81,367
5.45%, 9/15/2020	75,000	81,358
Nordic Investment Bank, 5.0%, 2/1/2017	150,000	176,726
Novartis Capital Corp., 4.4%, 4/24/2020	150,000	169,503
Novartis Securities Investment Ltd., 5.125%, 2/10/2019	300,000	354,136
Petrobras International Finance Co.:
3.875%, 1/27/2016	200,000	198,400
5.75%, 1/20/2020	500,000	519,000
PNC Funding Corp.:
4.25%, 9/21/2015	150,000	161,970
6.7%, 6/10/2019	100,000	120,054
Principal Financial Group, Inc., 6.05%, 10/15/2036	300,000	318,049
Principal Life Income Funding Trust, 5.1%, 4/15/2014	25,000	26,942
ProLogis LP, 6.625%, 5/15/2018	25,000	25,925
Protective Life Corp.:
7.375%, 10/15/2019	50,000	54,568
8.45%, 10/15/2039	50,000	57,752
Prudential Financial, Inc.:
Series D, 3.875%, 1/14/2015	100,000	102,211
Series B, 5.1%, 9/20/2014	100,000	105,443
Series B, 5.75%, 7/15/2033	25,000	24,662
Series D, 6.625%, 12/1/2037	50,000	54,725
7.375%, 6/15/2019	100,000	117,180
Rio Tinto Finance (USA) Ltd., 9.0%, 5/1/2019	200,000	269,154
Royal Bank of Scotland Group PLC, 5.05%, 1/8/2015	100,000	92,906
Royal Bank of Scotland PLC, 4.875%, 3/16/2015	350,000	342,690
Shell International Finance BV:
4.3%, 9/22/2019	200,000	224,651
6.375%, 12/15/2038	350,000	476,923
Simon Property Group LP, (REIT):
5.1%, 6/15/2015	50,000	53,865
5.25%, 12/1/2016	100,000	108,933
6.125%, 5/30/2018	130,000	146,166
SLM Corp., Series A, 5.0%, 10/1/2013	25,000	24,472
State Street Corp., 4.3%, 5/30/2014	100,000	107,884
Swiss Re Solutions Holding Corp., 6.45%, 3/1/2019	150,000	162,082
Telecom Italia Capital SA:
5.25%, 10/1/2015	175,000	166,842
6.375%, 11/15/2033	75,000	64,163
7.721%, 6/4/2038	100,000	95,345
The Goldman Sachs Group, Inc.:
5.125%, 1/15/2015	275,000	283,904
5.15%, 1/15/2014	100,000	103,537
5.35%, 1/15/2016	125,000	129,339
5.375%, 3/15/2020	600,000	595,845
5.625%, 1/15/2017	25,000	24,252
5.95%, 1/18/2018	50,000	51,477
6.0%, 5/1/2014	400,000	423,492
6.125%, 2/15/2033	50,000	50,203
6.15%, 4/1/2018	250,000	259,069
6.25%, 9/1/2017	200,000	208,302
6.75%, 10/1/2037	400,000	365,897
The Travelers Companies, Inc.:
6.25%, 6/15/2037	150,000	176,944
6.75%, 6/20/2036	50,000	62,330
Total Capital SA, 3.0%, 6/24/2015	200,000	211,421
Toyota Motor Credit Corp., 3.2%, 6/17/2015	200,000	209,844
Tyco International Finance SA, 8.5%, 1/15/2019	100,000	130,535
UBS AG Stamford Branch:
Series 10, 5.875%, 7/15/2016	50,000	51,497
5.875%, 12/20/2017	325,000	334,435
UFJ Finance Aruba AEC, 6.75%, 7/15/2013	150,000	161,190
US Bancorp., 3.15%, 3/4/2015	150,000	156,543
Vale Overseas Ltd.:
6.25%, 1/23/2017	100,000	108,400
6.875%, 11/21/2036	150,000	161,790
6.875%, 11/10/2039	100,000	107,500
Verizon Wireless Capital LLC:
5.55%, 2/1/2014	210,000	229,749
8.5%, 11/15/2018	200,000	266,508
Wachovia Bank NA:
4.875%, 2/1/2015	75,000	78,955
5.0%, 8/15/2015	200,000	213,060
Wachovia Corp.:
4.875%, 2/15/2014	50,000	52,006
5.25%, 8/1/2014	50,000	52,456
Series G, 5.5%, 5/1/2013	325,000	345,362
5.625%, 10/15/2016	100,000	108,099
5.75%, 6/15/2017	50,000	56,287
Wells Fargo & Co.:
4.625%, 4/15/2014	100,000	102,923
4.95%, 10/16/2013	50,000	52,845
5.0%, 11/15/2014	50,000	52,510
5.125%, 9/15/2016	50,000	53,103
5.375%, 2/7/2035	150,000	159,832
5.625%, 12/11/2017	250,000	282,736
Wells Fargo Bank NA, Series AI, 4.75%, 2/9/2015	350,000	364,714
Western Union Co.:
5.93%, 10/1/2016	150,000	171,358
6.2%, 11/17/2036	25,000	26,483
Westpac Banking Corp.:
3.0%, 8/4/2015	350,000	356,373
4.875%, 11/19/2019	200,000	209,509

		40,074,593
Health Care 1.1%
Abbott Laboratories:
5.15%, 11/30/2012	250,000	263,691
5.3%, 5/27/2040	100,000	119,161
6.0%, 4/1/2039	75,000	97,035
6.15%, 11/30/2037	50,000	65,383
Aetna, Inc., 6.625%, 6/15/2036	50,000	63,455
Amgen, Inc.:
4.5%, 3/15/2020	200,000	223,051
4.85%, 11/18/2014	25,000	27,860
5.85%, 6/1/2017	125,000	148,929
AstraZeneca PLC, 5.9%, 9/15/2017	250,000	298,690
Baxter International, Inc.:
1.8%, 3/15/2013	150,000	152,141
4.625%, 3/15/2015	25,000	27,793
Boston Scientific Corp., 6.0%, 1/15/2020	100,000	112,112
Bristol-Myers Squibb Co.:
5.25%, 8/15/2013	50,000	54,027
5.875%, 11/15/2036	22,000	27,604
Covidien International Finance SA:
6.0%, 10/15/2017	75,000	89,059
6.55%, 10/15/2037	25,000	32,217
Eli Lilly & Co., 5.2%, 3/15/2017	125,000	145,059
Express Scripts, Inc., 7.25%, 6/15/2019	125,000	153,267
Genentech, Inc., 4.75%, 7/15/2015	50,000	56,104
Johnson & Johnson:
4.85%, 5/15/2041	250,000	295,416
5.55%, 8/15/2017	100,000	120,287
6.95%, 9/1/2029	50,000	72,047
McKesson Corp., 5.7%, 3/1/2017	75,000	87,982
Medco Health Solutions, Inc., 7.125%, 3/15/2018	75,000	90,909
Medtronic, Inc.:
Series B, 4.75%, 9/15/2015	75,000	84,246
6.5%, 3/15/2039	25,000	34,213
Merck & Co., Inc.:
4.75%, 3/1/2015	100,000	112,321
5.0%, 6/30/2019	350,000	415,846
5.3%, 12/1/2013	50,000	54,715
5.85%, 6/30/2039	25,000	32,605
6.5%, 12/1/2033	25,000	34,353
Pfizer, Inc., 6.2%, 3/15/2019	300,000	375,941
Pharmacia Corp., 6.6%, 12/1/2028	75,000	98,151
Quest Diagnostics, Inc.:
4.75%, 1/30/2020	150,000	160,318
6.95%, 7/1/2037	25,000	31,375
UnitedHealth Group, Inc.:
4.875%, 4/1/2013	25,000	26,314
5.0%, 8/15/2014	9,000	9,859
6.0%, 2/15/2018	500,000	593,321
WellPoint, Inc., 5.85%, 1/15/2036	150,000	172,426
Wyeth:
5.5%, 2/1/2014	150,000	165,133
5.5%, 2/15/2016	50,000	57,525
5.95%, 4/1/2037	150,000	191,110

		5,473,051
Industrials 1.4%
3M Co.:
Series E, 4.375%, 8/15/2013	100,000	107,233
5.7%, 3/15/2037	25,000	32,703
Archer-Daniels-Midland Co., 5.935%, 10/1/2032	75,000	94,860
Boeing Co.:
3.75%, 11/20/2016	100,000	109,002
5.125%, 2/15/2013	150,000	158,460
6.625%, 2/15/2038	50,000	67,833
Burlington Northern Santa Fe LLC, 5.75%, 5/1/2040	250,000	294,112
Canadian National Railway Co.:
4.4%, 3/15/2013	100,000	105,050
6.375%, 11/15/2037	50,000	65,706
Caterpillar, Inc.:
6.05%, 8/15/2036	25,000	31,955
7.3%, 5/1/2031	120,000	169,504
CRH America, Inc., 5.3%, 10/15/2013	100,000	104,807
CSX Corp.:
6.0%, 10/1/2036	100,000	121,174
6.15%, 5/1/2037	50,000	61,493
6.25%, 4/1/2015	250,000	288,483
Danaher Corp., 5.625%, 1/15/2018	50,000	59,898
Deere & Co., 8.1%, 5/15/2030	50,000	75,429
Emerson Electric Co.:
4.75%, 10/15/2015	75,000	83,996
5.25%, 10/15/2018	50,000	59,066
6.125%, 4/15/2039	50,000	67,840
General Dynamics Corp., 5.375%, 8/15/2015	100,000	114,490
General Electric Co.:
5.0%, 2/1/2013	200,000	209,466
5.25%, 12/6/2017	100,000	111,106
Honeywell International, Inc.:
5.3%, 3/15/2017	50,000	58,056
5.3%, 3/1/2018	50,000	58,794
5.7%, 3/15/2036	50,000	61,129
5.7%, 3/15/2037	50,000	61,385
Illinois Tool Works, Inc., 5.15%, 4/1/2014	300,000	328,444
Ingersoll-Rand Global Holding Co., Ltd., 6.875%, 8/15/2018	300,000	367,874
Koninklijke Philips Electronics NV, 6.875%, 3/11/2038	300,000	386,739
Lockheed Martin Corp.:
4.25%, 11/15/2019	150,000	163,091
Series B, 6.15%, 9/1/2036	75,000	90,859
M.D.C. Holdings, Inc., 5.375%, 7/1/2015	25,000	26,361
Norfolk Southern Corp.:
5.64%, 5/17/2029	96,000	113,480
7.25%, 2/15/2031	100,000	137,036
7.8%, 5/15/2027	4,000	5,682
Norfolk Southern Railway Co., 9.75%, 6/15/2020	40,000	58,832
Raytheon Co.:
4.4%, 2/15/2020	100,000	108,525
7.2%, 8/15/2027	75,000	104,065
Republic Services, Inc., 5.0%, 3/1/2020	100,000	111,239
Tyco International Ltd., 6.875%, 1/15/2021	50,000	62,689
Union Pacific Corp.:
5.75%, 11/15/2017	25,000	29,333
7.0%, 2/1/2016	50,000	60,305
7.875%, 1/15/2019	250,000	325,365
United Parcel Service of America, Inc., 8.375%, 4/1/2020	50,000	70,339
United Parcel Service, Inc., 5.5%, 1/15/2018	200,000	240,079
United Technologies Corp.:
4.875%, 5/1/2015	50,000	56,093
5.375%, 12/15/2017	100,000	115,977
6.125%, 7/15/2038	400,000	504,197
Waste Management, Inc.:
7.0%, 7/15/2028	50,000	62,972
7.1%, 8/1/2026	100,000	125,430
Xerox Corp., 6.75%, 2/1/2017	200,000	229,544

		6,717,580
Information Technology 0.8%
Cisco Systems, Inc.:
5.5%, 2/22/2016	250,000	288,243
5.5%, 1/15/2040	200,000	230,744
5.9%, 2/15/2039	50,000	60,056
Corning, Inc., 5.75%, 8/15/2040	50,000	56,948
Dell, Inc., 5.875%, 6/15/2019	350,000	398,589
Hewlett-Packard Co.:
2.2%, 12/1/2015	150,000	148,361
4.5%, 3/1/2013	300,000	312,964
4.75%, 6/2/2014	100,000	107,438
International Business Machines Corp.:
1.0%, 8/5/2013	200,000	201,441
4.75%, 11/29/2012	100,000	104,637
5.6%, 11/30/2039	100,000	123,365
5.7%, 9/14/2017	150,000	178,463
6.5%, 1/15/2028	125,000	169,538
Microsoft Corp.:
0.875%, 9/27/2013	200,000	201,300
4.2%, 6/1/2019	100,000	110,834
5.2%, 6/1/2039	50,000	59,698
Oracle Corp.:
4.95%, 4/15/2013	75,000	79,816
5.0%, 7/8/2019	100,000	115,408
5.25%, 1/15/2016	100,000	114,861
6.125%, 7/8/2039	125,000	159,592
6.5%, 4/15/2038	100,000	131,168
Pitney Bowes, Inc., 3.875%, 6/15/2013	100,000	103,609
Tyco Electronics Group SA, 6.55%, 10/1/2017	250,000	293,855

		3,750,928
Materials 0.8%
Alcoa, Inc.:
5.55%, 2/1/2017	75,000	78,404
5.9%, 2/1/2027	25,000	24,749
5.95%, 2/1/2037	75,000	69,902
6.15%, 8/15/2020	200,000	202,596
ArcelorMittal:
5.375%, 6/1/2013	100,000	102,041
6.125%, 6/1/2018	100,000	96,537
9.85%, 6/1/2019	75,000	84,980
Barrick Gold Corp., 6.95%, 4/1/2019	125,000	151,561
Cliffs Natural Resources, Inc., 6.25%, 10/1/2040	50,000	48,695
Dow Chemical Co.:
6.0%, 10/1/2012	100,000	104,564
7.6%, 5/15/2014	250,000	283,943
E.I. du Pont de Nemours & Co.:
3.25%, 1/15/2015	200,000	212,818
6.0%, 7/15/2018	175,000	213,230
Freeport-McMoRan Copper & Gold, Inc., 8.375%, 4/1/2017	100,000	107,250
International Paper Co.:
7.5%, 8/15/2021	125,000	144,565
7.95%, 6/15/2018	100,000	115,503
Monsanto Co.:
5.5%, 8/15/2025	25,000	30,214
Series 1, 5.5%, 7/30/2035	50,000	58,885
Newmont Mining Corp.:
5.125%, 10/1/2019	100,000	108,854
5.875%, 4/1/2035	20,000	21,676
Nucor Corp.:
5.85%, 6/1/2018	25,000	29,653
6.4%, 12/1/2037	50,000	62,981
Potash Corp. of Saskatchewan, Inc., 6.5%, 5/15/2019	100,000	122,298
PPG Industries, Inc., 6.65%, 3/15/2018	300,000	369,098
Praxair, Inc.:
3.95%, 6/1/2013	50,000	52,731
4.5%, 8/15/2019	75,000	82,669
Rio Tinto Alcan, Inc.:
4.5%, 5/15/2013	100,000	104,668
5.2%, 1/15/2014	25,000	26,684
5.75%, 6/1/2035	25,000	28,144
6.125%, 12/15/2033	50,000	58,602
Rohm & Haas Co., 6.0%, 9/15/2017	300,000	339,105
Southern Copper Corp., 6.75%, 4/16/2040	300,000	294,750

		3,832,350
Telecommunication Services 1.2%
America Movil SAB de CV:
5.75%, 1/15/2015	50,000	55,000
6.125%, 11/15/2037	100,000	104,000
6.125%, 3/30/2040	100,000	104,000
Ameritech Capital Funding Corp., 6.55%, 1/15/2028	100,000	113,981
AT&T, Inc.:
4.85%, 2/15/2014	100,000	107,504
5.1%, 9/15/2014	225,000	247,095
5.6%, 5/15/2018	200,000	231,252
5.8%, 2/15/2019	450,000	526,881
6.55%, 2/15/2039	300,000	355,285
6.8%, 5/15/2036	50,000	60,242
8.0%, 11/15/2031	20,000	27,904
BellSouth Corp.:
5.2%, 9/15/2014	100,000	109,803
6.0%, 11/15/2034	100,000	108,836
British Telecommunications PLC:
5.95%, 1/15/2018	50,000	55,602
9.875%, 12/15/2030	70,000	101,272
Embarq Corp.:
7.082%, 6/1/2016	175,000	181,154
7.995%, 6/1/2036	125,000	117,287
France Telecom SA:
5.375%, 7/8/2019	150,000	163,861
8.5%, 3/1/2031	75,000	103,868
Koninklijke (Royal) KPN NV, 8.375%, 10/1/2030	50,000	64,360
Motorola Solutions, Inc., 7.5%, 5/15/2025	50,000	58,552
Nokia Corp., 5.375%, 5/15/2019	150,000	146,310
Qwest Corp., 8.375%, 5/1/2016	150,000	164,625
Rogers Communications, Inc., 6.8%, 8/15/2018	100,000	121,273
Telefonica Emisiones SAU:
6.421%, 6/20/2016	125,000	128,155
7.045%, 6/20/2036	150,000	149,890
Verizon Communications, Inc.:
5.55%, 2/15/2016	100,000	114,088
6.35%, 4/1/2019	675,000	811,708
Verizon Global Funding Corp.:
7.75%, 12/1/2030	100,000	137,451
7.75%, 6/15/2032	100,000	137,603
Verizon Virginia, Inc., Series A, 4.625%, 3/15/2013	100,000	104,515
Vodafone Group PLC:
5.0%, 9/15/2015	575,000	640,154
6.15%, 2/27/2037	125,000	154,926

		5,808,437
Utilities 1.6%
Alabama Power Co.:
5.7%, 2/15/2033	50,000	61,717
6.125%, 5/15/2038	100,000	129,705
American Electric Power Co., Inc., 5.25%, 6/1/2015	100,000	110,847
American Water Capital Corp., 6.085%, 10/15/2017	100,000	117,208
Atmos Energy Corp., 4.95%, 10/15/2014	25,000	27,219
CenterPoint Energy Houston Electric LLC, Series J2, 5.7%, 3/15/2013	100,000	106,344
Cleveland Electric Illuminating Co.:
5.7%, 4/1/2017	150,000	164,794
Series D, 7.88%, 11/1/2017	75,000	94,238
Commonwealth Edison Co.:
5.8%, 3/15/2018	50,000	58,217
Series 106, 6.15%, 9/15/2017	100,000	117,341
Consolidated Edison Co. of New York:
4.875%, 2/1/2013	50,000	52,535
Series 2005-A, 5.3%, 3/1/2035	150,000	171,990
6.2%, 6/15/2036	125,000	158,670
Series 08-B, 6.75%, 4/1/2038	50,000	68,273
Constellation Energy Group, Inc., 4.55%, 6/15/2015	30,000	31,455
Detroit Edison Co., 5.7%, 10/1/2037	50,000	61,794
Dominion Resources, Inc.:
Series C, 5.15%, 7/15/2015	50,000	56,093
Series F, 5.25%, 8/1/2033	100,000	113,486
Series B, 5.95%, 6/15/2035	50,000	58,871
Duke Energy Carolinas LLC:
5.3%, 10/1/2015	75,000	86,001
6.05%, 4/15/2038	140,000	179,860
Duke Energy Indiana, Inc.:
5.0%, 9/15/2013	100,000	107,013
6.45%, 4/1/2039	150,000	201,710
Duke Energy Ohio, Inc., 2.1%, 6/15/2013	100,000	101,751
Entergy Texas, Inc., 7.125%, 2/1/2019	140,000	169,720
Exelon Corp., 5.625%, 6/15/2035	25,000	26,087
Exelon Generation Co., LLC, 5.2%, 10/1/2019	125,000	134,922
Florida Power & Light Co.:
4.95%, 6/1/2035	50,000	55,988
5.55%, 11/1/2017	400,000	477,075
5.65%, 2/1/2037	50,000	61,233
Florida Power Corp., 5.65%, 6/15/2018	125,000	148,891
Georgia Power Co., 4.25%, 12/1/2019	100,000	110,289
KeySpan Corp., 8.0%, 11/15/2030	50,000	70,654
MidAmerican Energy Co., 5.3%, 3/15/2018	100,000	115,744
MidAmerican Energy Holdings Co.:
5.875%, 10/1/2012	25,000	26,208
6.125%, 4/1/2036	175,000	209,610
6.5%, 9/15/2037	100,000	125,067
Nevada Power Co., Series N, 6.65%, 4/1/2036	25,000	33,153
Northern States Power Co., 6.25%, 6/1/2036	100,000	133,154
NSTAR Electric Co., 4.875%, 4/15/2014	25,000	27,269
Oncor Electric Delivery Co., 7.0%, 9/1/2022	300,000	378,049
Pacific Gas & Electric Co.:
5.4%, 1/15/2040	50,000	55,863
5.625%, 11/30/2017	25,000	29,122
5.8%, 3/1/2037	100,000	116,209
6.05%, 3/1/2034	200,000	238,706
PPL Energy Supply LLC, 5.4%, 8/15/2014	100,000	108,048
Progress Energy, Inc.:
6.0%, 12/1/2039	100,000	119,291
7.75%, 3/1/2031	50,000	68,485
PSEG Power LLC, 5.5%, 12/1/2015	50,000	55,263
Public Service Co. of Colorado, 4.875%, 3/1/2013	75,000	79,095
Puget Sound Energy, Inc.:
5.483%, 6/1/2035	25,000	28,753
5.795%, 3/15/2040	100,000	121,579
San Diego Gas & Electric Co., 5.35%, 5/15/2040	50,000	61,439
Scottish Power Ltd., 5.375%, 3/15/2015	150,000	157,073
Sempra Energy, 6.0%, 2/1/2013	25,000	26,482
Sierra Pacific Power Co., 5.45%, 9/1/2013	50,000	53,545
Southern California Edison Co.:
Series 2008-A, 5.95%, 2/1/2038	55,000	71,818
6.0%, 1/15/2034	50,000	64,303
6.05%, 3/15/2039	50,000	65,972
6.65%, 4/1/2029	100,000	129,988
Southern California Gas Co., 5.75%, 11/15/2035	50,000	63,910
Southern Union Co., 8.25%, 11/15/2029	50,000	58,933
Southwestern Electric Power Co.:
Series F, 5.875%, 3/1/2018	150,000	172,805
6.2%, 3/15/2040	100,000	118,964
TransAlta Corp., 4.75%, 1/15/2015	150,000	159,346
Union Electric Co., 6.4%, 6/15/2017	100,000	118,834
United Utilities PLC, 5.375%, 2/1/2019	30,000	31,855
Virginia Electric & Power Co.:
Series A, 5.4%, 1/15/2016	200,000	229,974
5.4%, 4/30/2018	200,000	235,491
8.875%, 11/15/2038	50,000	81,805
Xcel Energy, Inc., 6.5%, 7/1/2036	75,000	95,915

		7,759,111

Total Corporate Bonds (Cost $90,053,536)		97,126,823
Mortgage-Backed Securities Pass-Throughs 32.6%
Federal Home Loan Mortgage Corp.:
2.257% *, 12/1/2033	49,358	51,287
2.375% *, 3/1/2035	14,244	14,710
2.5% *, 12/1/2035	113,434	118,756
2.52% *, 3/1/2036	544,057	572,692
2.551% *, 11/1/2035	55,335	58,228
2.637% *, 9/1/2035	35,669	37,499
2.859% *, 9/1/2035	114,521	120,102
2.921% *, 11/1/2035	85,424	90,299
3.5%, with various maturities from 5/1/2025 until 1/1/2041 (a)	1,984,032	2,059,838
4.0%, with various maturities from 1/1/2020 until 1/1/2041 (a)	7,184,340	7,539,597
4.5%, with various maturities from 1/1/2020 until 3/1/2041 (a)	12,817,762	13,635,295
4.933% *, 12/1/2034	36,437	38,738
5.0%, with various maturities from 12/1/2017 until 3/1/2040	9,635,691	10,364,408
5.145% *, 6/1/2035	47,442	50,106
5.146% *, 5/1/2037	24,743	26,085
5.5%, with various maturities from 11/1/2013 until 11/1/2038 (a)	6,592,726	7,160,525
5.534% *, 1/1/2037	37,198	39,650
5.618% *, 4/1/2036	32,624	34,620
5.693% *, 9/1/2037	98,341	104,122
5.694% *, 4/1/2037	108,706	118,251
5.73% *, 4/1/2037	35,482	37,540
5.815% *, 2/1/2038	138,765	150,951
5.844% *, 5/1/2037	46,185	49,912
5.894% *, 12/1/2036	24,330	25,933
5.933% *, 2/1/2037	41,480	44,248
6.0%, with various maturities from 9/1/2021 until 7/1/2038	4,098,157	4,502,532
6.234% *, 8/1/2036	25,485	26,985
6.5%, with various maturities from 12/1/2014 until 11/1/2037	1,415,459	1,567,299
7.0%, with various maturities from 12/1/2024 until 12/1/2026	38,089	43,155
7.5%, with various maturities from 5/1/2024 until 6/1/2027	6,146	6,949
Federal National Mortgage Association:
2.104% *, 6/1/2035	83,148	86,171
2.366% *, 3/1/2035	108,718	114,679
2.472% *, 6/1/2035	52,566	55,224
2.475% *, 6/1/2036	117,867	121,815
2.612% *, 1/1/2036	74,907	79,086
2.685% *, 4/1/2035	101,782	107,457
3.0%, 12/1/2025 (a)	400,000	411,938
3.29% *, 5/1/2041	192,440	200,510
3.5%, with various maturities from 9/1/2025 until 1/1/2041 (a)	3,274,330	3,403,022
3.501% *, 6/1/2041	298,287	311,185
3.598% *, 5/1/2040	268,554	279,824
4.0%, with various maturities from 12/1/2020 until 1/1/2041 (a)	13,878,323	14,592,452
4.474% *, 8/1/2036	21,491	22,946
4.5%, with various maturities from 2/1/2020 until 4/1/2041 (a)	17,018,630	18,115,138
4.934% *, 8/1/2035	110,933	120,208
5.0%, with various maturities from 11/1/2020 until 6/1/2040 (a)	12,796,683	13,817,589
5.077% *, 7/1/2035	40,595	42,936
5.211% *, 10/1/2036	37,500	38,751
5.5%, with various maturities from 8/1/2019 until 1/1/2040	11,307,977	12,293,335
5.522% *, 1/1/2036	102,829	109,506
5.579% *, 11/1/2036	43,110	45,344
5.622% *, 3/1/2037	28,092	29,488
5.659% *, 1/1/2037	30,573	32,046
5.779% *, 1/1/2037	22,124	23,087
5.96% *, 9/1/2036	27,254	29,102
6.0%, with various maturities from 12/1/2016 until 4/1/2039	6,831,664	7,513,168
6.5%, with various maturities from 1/1/2018 until 1/1/2038	2,352,113	2,599,330
7.0%, with various maturities from 6/1/2012 until 6/1/2038	563,527	635,220
7.5%, with various maturities from 1/1/2024 until 4/1/2028	16,394	18,636
8.0%, with various maturities from 12/1/2021 until 11/1/2031	25,402	29,052
8.5%, with various maturities from 12/1/2025 until 8/1/2031	8,371	9,710
Government National Mortgage Association:
3.0% *, 6/20/2041	298,449	308,572
4.0%, with various maturities from 11/15/2024 until 11/20/2040 (a)	4,578,698	4,898,491
4.5%, with various maturities from 5/15/2039 until 1/20/2041 (a)	11,499,870	12,495,563
5.0%, with various maturities from 10/20/2035 until 5/20/2041 (a)	7,491,914	8,245,112
5.5%, with various maturities from 9/15/2033 until 10/20/2040	3,490,975	3,873,019
6.0%, with various maturities from 2/15/2029 until 9/20/2040	2,729,200	3,044,395
6.5%, with various maturities from 11/15/2023 until 10/20/2037	733,577	821,042
7.0%, 1/15/2039	136,416	154,790
7.5%, with various maturities from 8/15/2029 until 6/15/2032	30,873	35,509
8.0%, with various maturities from 7/15/2022 until 3/15/2032	62,265	72,049
8.5%, 11/15/2029	18,416	21,330

Total Mortgage-Backed Securities Pass-Throughs (Cost $152,179,191)		157,948,139
Asset-Backed 0.3%
Automobile Receivables 0.0%
USAA Auto Owner Trust, "A4", Series 2009-2, 2.53%, 7/15/2015	100,000	102,505
Credit Card Receivables 0.2%
Chase Issuance Trust, "A2", Series 2006-A2, 5.16%, 4/16/2018	150,000	174,189
Citibank Credit Card Issuance Trust:
"A10", Series 2003-A10, 4.75%, 12/10/2015	100,000	108,589
"A8", Series 2004-A8, 4.9%, 12/12/2016	100,000	112,350
"A3", Series 2006-A3, 5.3%, 3/15/2018	100,000	116,618
"A8", Series 2007-A8, 5.65%, 9/20/2019	200,000	238,914
"A3", Series 2007-A3, 6.15%, 6/15/2039	35,000	47,604
"C6", Series 2008-C6, 6.3%, 6/20/2014	50,000	51,717
Discover Card Master Trust, "A4", Series 2008-A4, 5.65%, 12/15/2015	100,000	108,416
MBNA Credit Card Master Note Trust, "B1", Series 2004-B1, 4.45%, 8/15/2016	25,000	26,720

		985,117
Utilities 0.1%
CenterPoint Energy Transition Bond Co., LLC, "A4", Series 2005-A, 5.17%, 8/1/2019	100,000	115,665
Entergy Texas Restoration Funding LLC, "A3", Series 2009-A, 4.38%, 11/1/2023	50,000	57,231

		172,896

Total Asset-Backed (Cost $1,165,846)		1,260,518
Commercial Mortgage-Backed Securities 2.1%
Banc of America Commercial Mortgage, Inc.:
"A4", Series 2004-1, 4.76%, 11/10/2039	200,000	209,195
"A6", Series 2004-4, 4.877%, 7/10/2042	120,000	125,787
"AJ", Series 2005-6, 5.194% *, 9/10/2047	100,000	90,843
"AM", Series 2006-6, 5.39%, 10/10/2045	150,000	130,918
"A4", Series 2007-1, 5.451%, 1/15/2049	100,000	106,647
"A4", Series 2006-4, 5.634%, 7/10/2046	400,000	432,808
"AM", Series 2006-4, 5.675%, 7/10/2046	100,000	93,296
Bear Stearns Commercial Mortgage Securities, Inc.:
"A4", Series 2004-T14, 5.2%, 1/12/2041	500,000	530,684
"A4", Series 2007-T26, 5.471%, 1/12/2045	100,000	109,798
"A4", Series 2006-T24, 5.537%, 10/12/2041	300,000	328,693
"A4", Series 2006-PW13, 5.54%, 9/11/2041	250,000	274,364
"AJ", Series 2006-PW12, 5.759% *, 9/11/2038	50,000	39,497
Citigroup Commercial Mortgage Trust, "AJ", Series 2006-C4, 5.922% *, 3/15/2049	250,000	180,000
Commercial Mortgage Pass-Through Certificates:
"A4", Series 2006-C8, 5.306%, 12/10/2046	220,000	230,901
"A4", Series 2007-C9, 5.814% *, 12/10/2049	100,000	107,885
Credit Suisse Mortgage Capital Certificates:
"A3", Series 2006-C5, 5.311%, 12/15/2039	100,000	104,623
"A3", Series 2006-C4, 5.467%, 9/15/2039	125,000	128,568
"A4", Series 2006-C1, 5.595% *, 2/15/2039	380,000	406,630
CS First Boston Mortgage Securities Corp., "A5", Series 2003-C3, 3.936%, 5/15/2038	250,000	256,525
GMAC Commercial Mortgage Securities, Inc., "A4", Series 2003-C3, 5.023%, 4/10/2040	200,000	210,478
Greenwich Capital Commercial Funding Corp.:
"A7", Series 2004-GG1, 5.317% *, 6/10/2036	200,000	211,621
"A4", Series 2007-GG11, 5.736%, 12/10/2049	115,000	119,381
"AM", Series 2006-GG7, 5.877% *, 7/10/2038	150,000	140,261
GS Mortgage Securities Corp. II:
"A4A", Series 2005-GG4, 4.751%, 7/10/2039	100,000	106,126
"A4", Series 2006-GG6, 5.553%, 4/10/2038	100,000	106,147
"A4", Series 2006-GG8, 5.56%, 11/10/2039	150,000	158,514
GS Mortgage Securities Trust, "A4", Series 2007-GG10, 5.79% *, 8/10/2045	125,000	129,864
JPMorgan Chase Commercial Mortgage Securities Corp.:
"A3", Series 2006-LDP9, 5.336%, 5/15/2047	323,000	333,533
"A3", Series 2007-LDPX, 5.42%, 1/15/2049	125,000	129,604
"A4", Series 2007-CB18, 5.44%, 6/12/2047	100,000	103,860
"AJ", Series 2005-LDP5, 5.493% *, 12/15/2044	100,000	87,618
"A4", Series 2007-CB19, 5.739% *, 2/12/2049	100,000	105,978
"A4", Series 2007-LD11, 6.005% *, 6/15/2049	380,000	397,112
LB-UBS Commercial Mortgage Trust:
"A2", Series 2006-C6, 5.262%, 9/15/2039	10,822	10,829
"A3", Series 2006-C7, 5.347%, 11/15/2038	500,000	528,126
"A3", Series 2007-C2, 5.43%, 2/15/2040	175,000	179,722
"AM", Series 2006-C3, 5.712%, 3/15/2039	50,000	46,469
"A3", Series 2007-C7, 5.866%, 9/15/2045	105,000	112,624
"A2", Series 2008-C1, 6.312% *, 4/15/2041	300,000	327,940
Morgan Stanley Capital I:
"A4", Series 2003-IQ6, 4.97%, 12/15/2041	358,000	376,573
"A4", Series 2005-HQ5, 5.168%, 1/14/2042	400,000	430,692
"A4", Series 2006-IQ12, 5.332%, 12/15/2043	500,000	539,739
"A4", Series 2007-T27, 5.641% *, 6/11/2042	185,000	206,667
"AJ", Series 2006-HQ8, 5.678% *, 3/12/2044	100,000	82,204
Wachovia Bank Commercial Mortgage Trust:
"A4", Series 2004-C15, 4.803%, 10/15/2041	500,000	529,322
"A4", Series 2005-C22, 5.444% *, 12/15/2044	500,000	544,331
"AM", Series 2005-C22, 5.494% *, 12/15/2044	100,000	96,077
"AM", Series 2006-C26, 6.173% *, 6/15/2045	130,000	123,185

Total Commercial Mortgage-Backed Securities (Cost $9,659,801)		10,362,259
Government & Agency Obligations 42.1%
Other Government Related (b) 1.8%
European Investment Bank:
2.375%, 3/14/2014	1,200,000	1,249,228
4.25%, 7/15/2013	200,000	212,910
4.625%, 5/15/2014	450,000	494,919
4.875%, 2/15/2036	200,000	233,955
5.125%, 5/30/2017	50,000	59,494
General Electric Capital Corp., FDIC Guaranteed, 2.125%, 12/21/2012	1,000,000	1,021,750
Hydro-Quebec, Series HY, 8.4%, 1/15/2022	100,000	146,424
International Bank for Reconstruction & Development:
1.75%, 7/15/2013	700,000	717,107
4.75%, 2/15/2035	25,000	31,217
5.0%, 4/1/2016	50,000	58,131
8.625%, 10/15/2016	100,000	132,763
Japan Finance Corp., 2.875%, 2/2/2015	300,000	317,652
Kreditanstalt fuer Wiederaufbau:
Zero Coupon, 6/29/2037	500,000	210,515
2.375%, 8/25/2021	200,000	199,071
2.625%, 3/3/2015	600,000	634,731
3.25%, 3/15/2013	750,000	779,199
3.5%, 3/10/2014	100,000	106,816
4.125%, 10/15/2014	150,000	162,038
7.0%, 3/1/2013	275,000	295,735
Landwirtschaftliche Rentenbank:
3.125%, 7/15/2015	200,000	214,806
3.25%, 3/15/2013	250,000	259,400
5.125%, 2/1/2017	100,000	118,018
Oesterreichische Kontrollbank AG:
4.5%, 3/9/2015	350,000	390,262
4.75%, 10/16/2012	100,000	104,303
Ontario Electricity Financial Corp., 7.45%, 3/31/2013	50,000	54,750
Pemex Project Funding Master Trust:
5.75%, 3/1/2018	200,000	216,500
6.625%, 6/15/2035	50,000	53,625

		8,475,319
Sovereign Bonds 1.7%
Export Development Canada, 3.125%, 4/24/2014	300,000	319,495
Federal Republic of Brazil:
5.625%, 1/7/2041	250,000	269,375
6.0%, 1/17/2017	100,000	114,150
7.125%, 1/20/2037	50,000	63,875
7.875%, 3/7/2015	300,000	352,950
8.875%, 10/14/2019	100,000	135,500
8.875%, 4/15/2024	100,000	142,000
11.0%, 8/17/2040	755,000	998,487
Government of Canada, 2.375%, 9/10/2014	300,000	315,732
Province of Ontario:
4.0%, 10/7/2019	300,000	334,751
4.375%, 2/15/2013	100,000	105,031
4.4%, 4/14/2020	500,000	569,319
4.5%, 2/3/2015	150,000	166,222
4.95%, 11/28/2016	25,000	29,001
Province of Quebec:
4.625%, 5/14/2018	50,000	57,984
5.125%, 11/14/2016	50,000	58,563
Series NN, 7.125%, 2/9/2024	100,000	140,163
Series PD, 7.5%, 9/15/2029	100,000	152,964
Republic of Chile, 5.5%, 1/15/2013	200,000	210,444
Republic of Colombia, 4.375%, 7/12/2021	250,000	255,000
Republic of Italy:
4.5%, 1/21/2015	250,000	247,088
5.375%, 6/12/2017	300,000	295,394
5.375%, 6/15/2033	100,000	91,333
Republic of Korea:
4.875%, 9/22/2014	50,000	52,998
5.125%, 12/7/2016	100,000	108,124
Republic of Panama:
5.2%, 1/30/2020	100,000	109,450
7.25%, 3/15/2015	300,000	343,050
Republic of Peru:
6.55%, 3/14/2037	50,000	58,000
7.35%, 7/21/2025	315,000	392,175
Republic of Poland, 6.375%, 7/15/2019	200,000	220,000
Republic of South Africa, 6.875%, 5/27/2019	100,000	119,000
State of Israel, 5.125%, 3/26/2019	100,000	110,075
United Mexican States:
5.625%, 1/15/2017	670,000	746,380
6.375%, 1/16/2013	350,000	370,125
Series A, 6.75%, 9/27/2034	216,000	265,680

		8,319,878
U.S. Government Sponsored Agencies 5.7%
Federal Home Loan Bank:
1.625%, 11/21/2012 (c)	1,500,000	1,522,293
3.375%, 2/27/2013	1,000,000	1,042,239
3.875%, 6/14/2013	1,000,000	1,058,912
4.5%, 11/15/2012	1,000,000	1,045,771
Federal Home Loan Mortgage Corp.:
1.0%, 8/27/2014	1,000,000	1,010,913
1.625%, 4/15/2013 (c)	3,000,000	3,057,708
2.5%, 4/23/2014 (c)	2,200,000	2,309,646
2.5%, 5/27/2016	1,000,000	1,058,930
2.875%, 2/9/2015	1,000,000	1,069,087
3.75%, 3/27/2019	1,000,000	1,129,713
4.5%, 1/15/2013	500,000	526,668
6.25%, 7/15/2032	300,000	435,903
6.75%, 9/15/2029	3,000	4,436
Federal National Mortgage Association:
0.375%, 12/28/2012 (c)	2,000,000	2,001,992
1.625%, 10/26/2015 (c)	2,000,000	2,050,984
1.75%, 5/7/2013 (c)	2,000,000	2,041,312
3.25%, 4/9/2013 (c)	2,350,000	2,454,295
3.875%, 7/12/2013 (c)	1,400,000	1,486,449
6.25%, 5/15/2029	1,000,000	1,417,980
7.125%, 1/15/2030	50,000	76,504
7.25%, 5/15/2030	200,000	312,152
Tennessee Valley Authority, 5.25%, 9/15/2039	500,000	640,435

		27,754,322
U.S. Treasury Obligations 32.9%
U.S. Treasury Bonds:
3.5%, 2/15/2039	1,950,000	2,168,156
3.875%, 8/15/2040	2,000,000	2,376,250
4.25%, 5/15/2039 (c)	3,225,000	4,058,463
4.375%, 2/15/2038	565,000	721,788
4.375%, 11/15/2039 (c)	3,290,000	4,229,706
4.375%, 5/15/2040 (c)	900,000	1,158,471
4.5%, 2/15/2036	50,000	64,742
4.5%, 8/15/2039	2,500,000	3,272,265
4.625%, 2/15/2040 (c)	1,100,000	1,469,875
6.0%, 2/15/2026	385,000	551,272
6.25%, 8/15/2023	1,200,000	1,710,374
7.25%, 8/15/2022	415,000	626,650
7.625%, 11/15/2022	90,000	139,866
7.875%, 2/15/2021	300,000	457,758
8.0%, 11/15/2021	565,000	882,459
U.S. Treasury Notes:
0.75%, 8/15/2013 (c)	5,000,000	5,043,555
1.0%, 1/15/2014 (c)	4,000,000	4,059,688
1.375%, 1/15/2013 (c)	5,000,000	5,073,635
1.375%, 11/30/2015 (c)	5,000,000	5,129,690
1.5%, 12/31/2013	1,000,000	1,026,484
1.75%, 4/15/2013 (c)	10,000,000	10,227,700
1.75%, 3/31/2014 (c)	3,000,000	3,102,423
1.875%, 2/28/2014 (c)	4,000,000	4,143,752
1.875%, 6/30/2015 (c)	5,000,000	5,231,250
1.875%, 8/31/2017	6,000,000	6,232,500
2.0%, 11/30/2013 (c)	1,100,000	1,139,618
2.125%, 11/30/2014	2,000,000	2,103,124
2.125%, 8/15/2021	3,500,000	3,561,810
2.25%, 5/31/2014 (c)	2,500,000	2,621,875
2.25%, 1/31/2015	2,000,000	2,114,062
2.25%, 3/31/2016 (c)	4,000,000	4,252,200
2.375%, 8/31/2014 (c)	3,000,000	3,168,516
2.375%, 9/30/2014	1,200,000	1,269,094
2.5%, 4/30/2015 (c)	5,000,000	5,340,235
2.625%, 7/31/2014 (c)	2,250,000	2,389,394
2.625%, 12/31/2014 (c)	4,500,000	4,806,211
2.625%, 2/29/2016	1,750,000	1,887,403
2.625%, 8/15/2020 (c)	3,250,000	3,480,802
2.625%, 11/15/2020 (c)	4,000,000	4,277,500
2.75%, 2/28/2013	500,000	517,559
2.75%, 2/15/2019 (c)	3,000,000	3,261,564
3.0%, 8/31/2016	2,000,000	2,197,968
3.125%, 9/30/2013 (c)	2,500,000	2,641,015
3.125%, 5/15/2021	3,000,000	3,329,760
3.25%, 3/31/2017 (c)	3,500,000	3,904,687
3.375%, 11/15/2019 (c)	3,500,000	3,969,217
3.625%, 12/31/2012	500,000	521,133
3.625%, 8/15/2019 (c)	2,500,000	2,878,905
3.625%, 2/15/2020	4,000,000	4,617,500
3.625%, 2/15/2021	4,000,000	4,620,936
3.75%, 11/15/2018	475,000	549,479
4.0%, 8/15/2018	600,000	703,125
4.25%, 11/15/2013 (c)	2,950,000	3,194,528
4.5%, 11/15/2015	1,480,000	1,706,971
4.5%, 2/15/2016	660,000	764,826
4.5%, 5/15/2017	1,140,000	1,351,524
4.875%, 8/15/2016 (c)	2,425,000	2,883,097

		159,184,410

Total Government & Agency Obligations (Cost $188,325,074)		203,733,929
Municipal Bonds and Notes 1.0%
California, Bay Area Toll Authority, Toll Bridge Revenue, Build America Bonds, 6.263%, 4/1/2049 (d)	200,000	259,780
California, Metropolitan Water District of Southern California, Build America Bonds, 6.947%, 7/1/2040 (d)	100,000	116,353
California, State Build America Bonds:
7.3%, 10/1/2039 (d)	350,000	423,377
7.55%, 4/1/2039 (d)	90,000	111,810
Chicago, IL, Board of Education, Qualified School Construction Bond, 6.319%, 11/1/2029 (d)	100,000	114,412
Chicago, IL, Transit Authority, Transfer Tax Receipts Revenue, Series A, 6.899%, 12/1/2040 (d)	50,000	59,852
Chicago, IL, Taxable Project, Series C1, 7.781%, 1/1/2035 (d)	50,000	64,371
Clark County, NV, Airport Revenue, Build America Bonds, Series C, 6.82%, 7/1/2045 (d)	120,000	152,598
Connecticut, State General Obligation, Series A, 5.85%, 3/15/2032 (d)	200,000	243,440
East Bay, CA, Municipal Utility District Water Systems Revenue, Build America Bonds, 5.874%, 6/1/2040 (d)	100,000	124,825
Georgia, Municipal Electric Authority, Build America Bonds, Plant Vogtle Units 3 & 4 Project, Series J, 6.637%, 4/1/2057 (d)	100,000	109,091
Illinois, State General Obligation, Taxable Pension, 5.1%, 6/1/2033 (d)	275,000	253,566
Illinois, State Build America Bonds, 6.63%, 2/1/2035 (d)	300,000	318,456
Los Angeles, CA, Department of Airports Revenue, Build America Bonds, Series C, 6.582%, 5/15/2039 (d)	125,000	153,156
Los Angeles, CA, Unified School District, Build America Bonds, 6.758%, 7/1/2034 (d)	200,000	252,862
Nashville & Davidson County, TN, Metropolitan Government, Convention Center Authority Revenue, Build America Bonds, Series B, 6.731%, 7/1/2043 (d)	50,000	58,839
New Jersey, State Transportation Trust Fund Authority, Build America Bonds:
Series C, 6.104%, 12/15/2028 (d)	300,000	329,775
Series B, 6.561%, 12/15/2040 (d)	50,000	62,822
New York, State Dormitory Authority, Personal Income Tax Revenue, Build America Bonds, 5.6%, 3/15/2040 (d)	125,000	153,181
New York, State Dormitory Authority, State Personal Income Tax Revenue, Build America Bonds, 5.628%, 3/15/2039 (d)	25,000	30,598
New York, Metropolitan Transportation Authority Revenue, Build America Bonds, 5.871%, 11/15/2039 (d)	150,000	167,406
New York, Build America Bonds, Series F-1, 6.646%, 12/1/2031 (d)	100,000	117,864
New York City, NY, Municipal Water Finance Authority, Water & Sewer Revenue, Build America Bonds:
5.724%, 6/15/2042 (d)	100,000	123,350
5.75%, 6/15/2041 (d)	200,000	255,554
North Texas, Tollway Authority Revenue, Build America Bonds, 6.718%, 1/1/2049 (d)	100,000	128,275
Ohio, State University General Receipts, Build America Bonds, 4.91%, 6/1/2040 (d)	50,000	57,381
Oregon, State General Obligation, Taxable Pension, 5.892%, 6/1/2027 (d)	25,000	29,518
Pennsylvania, State Public School Building Authority Revenue, Qualified School Construction Bond, Series A, 5.0%, 9/15/2027 (d)	100,000	109,233
Phoenix, AZ, Build America Bonds, Series A, 5.269%, 7/1/2034 (d)	40,000	47,735
Port Authority of New York & New Jersey, One Hundred Sixty-fourth Series, 5.647%, 11/1/2040 (d)	150,000	176,386
San Antonio, TX, Electric & Gas Revenue, Build America Bonds, 5.985%, 2/1/2039 (d)	50,000	63,656
Texas, University Revenues, Build America Bonds, Series C, 4.794%, 8/15/2046 (d)	50,000	57,284
Texas, Build America Bonds, 5.517%, 4/1/2039 (d)	50,000	63,071
Utah, Build America Bonds, Series B, 3.539%, 7/1/2025 (d)	50,000	53,308
Washington, Central Puget Sound Regional Transit Authority, Sales & Use Tax Revenue, Build American Bonds, 5.491%, 11/1/2039 (d)	50,000	62,312

Total Municipal Bonds and Notes (Cost $4,248,227)		4,905,497
Preferred Securities 0.2%
Financials
Capital One Capital V, 10.25%, 8/15/2039	100,000	101,500
Goldman Sachs Capital II, 5.793%, 6/1/2043 (e)	50,000	31,000
JPMorgan Chase Capital XXVII, Series AA, 7.0%, 11/1/2039	215,000	215,774
MUFG Capital Finance 1 Ltd., 6.346%, 7/25/2016 (e)	100,000	101,003
SunTrust Capital VIII, 6.1%, 12/15/2036	350,000	346,500

Total Preferred Securities (Cost $769,643)		795,777
	Shares	Value ($)

Securities Lending Collateral 23.4%
Daily Assets Fund Institutional, 0.17% (f) (g) (Cost $113,390,423)	113,390,423	113,390,423
Cash Equivalents 10.2%
Central Cash Management Fund, 0.10% (f) (Cost $49,631,969)	49,631,969	49,631,969

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $609,423,710) †	132.0	639,155,334
Other Assets and Liabilities, Net (c)	(32.0)	(154,868,016)

Net Assets	100.0	484,287,318

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*
Floating rate securities’ yields vary with a designated market index or market rate, such as the coupon-equivalent of the U.S. Treasury Bill rate. These securities are shown at their current rate as of September 30, 2011.

†
The cost for federal income tax purposes was $609,458,486.  At September 30, 2011, net unrealized appreciation for all securities based on tax cost was $29,696,848.  This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $30,511,823 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $814,975.

(a)	When-issued or delayed delivery security included.
(b)	Government-backed debt issued by financial companies or government sponsored enterprises.
(c)
All or a portion of these securities were on loan amounting to $107,992,430. In addition, included in other assets and liabilities, net is a pending sale, amounting to $2,546,898, that is also on loan. The value of all securities loaned at September 31, 2011 amounted to $110,539,328, which is 22.8% of net assets.

(d)	Taxable issue.
(e)	Date shown is call date; not a maturity date for the perpetual preferred securities.
(f)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(g)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

FDIC: Federal Deposit Insurance Corp.
REIT: Real Estate Investment Trust
Included in the portfolio are investments in mortgage or asset-backed securities which are interests in separate pools of mortgages or assets.  Effective maturities of these investments may be shorter than stated maturities due to prepayments.  Some separate investments in the Federal Home Loan Mortgage Corp., Federal National Mortgage Association and Government National Mortgage Association issues which have similar coupon rates have been aggregated for presentation purposes in this investment portfolio.

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of September 30, 2011 in valuing the Fund's investments.
	Level 1	Level 2	Level 3	Total
Assets
Fixed Income Investments(h)
Corporate Bonds	$—	$97,126,823	$—	$97,126,823
Mortgage-Backed Securities Pass-Throughs	—	157,948,139	—	157,948,139
Asset-Backed	—	1,260,518	—	1,260,518
Commercial Mortgage-Backed Securities	—	10,362,259	—	10,362,259
Government & Agency Obligations	—	203,733,929	—	203,733,929
Municipal Bonds and Notes	—	4,905,497	—	4,905,497
Preferred Securities	—	795,777	—	795,777
Short-Term Investments(h)	163,022,392	—	—	163,022,392
Total	$163,022,392	$476,132,942	$—	$639,155,334

There have been no transfers between Level 1 and Level 2 fair value measurements during the period ended September 30, 2011.
(h)	See Investment Portfolio for additional detailed categorizations.

ITEM 2.	CONTROLS AND PROCEDURES

(a)   The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)   There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS U.S. Bond Index Fund, a series of DWS Institutional Funds

By:	/s/W. Douglas Beck W. Douglas Beck President

Date:	November 22, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/W. Douglas Beck W. Douglas Beck President

Date:	November 22, 2011

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	November 22, 2011